Summary of Significant Accounting Policies (Allowance for credit losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Allowance for credit losses
Balance at beginning of the year	$ 954	$ 658	$ 270
Provision for the year	397	297	419
Bad debt recovery			(16)
Written off		(1)	(15)
Balance at end of the year	$ 1,351	$ 954	$ 658